Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2024
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Earnings per share
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Net income attributable to Sony Group Corporation’s stockholders	882,178	1,005,277	970,573
Adjustment amount to net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation:
Zero coupon convertible bonds	163	51	—

Net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation	882,341	1,005,328	970,573

	Thousands of shares
	Fiscal year ended March 31
	2022	2023	2024
Weighted-average shares outstanding for basic EPS computation	1,239,299	1,235,701	1,231,242
Effect of dilutive securities:
Stock options	5,470	3,617	3,680
Restricted stock units	—	29	409
Zero coupon convertible bonds	6,491	2,030	—

Weighted-average shares for diluted EPS computation	1,251,260	1,241,377	1,235,331

	Yen
	Fiscal year ended March 31
	2022	2023 Restated	2024
Basic EPS	711.84	813.53	788.29

Diluted EPS	705.16	809.85	785.68